General - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended									6 Months Ended		12 Months Ended
	May 02, 2018 $ / shares shares	Nov. 06, 2017 $ / shares shares	Jul. 21, 2016 $ / shares shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2018 USD ($) Contract $ / shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Class Of Stock [Line Items]
Net loss				$ 6,658	$ 19,246	$ 12,596	$ 1,943	$ 11,332	$ 8,486	$ 1,004	$ 6,667	$ 1,813	$ (527)	$ 13,276	$ 45,117	$ 17,971	$ 14,704
Net cash used in operating activities															15,398
Accumulated deficit				$ 324,305	$ 324,832				$ 279,188				$ 324,305		$ 324,832	$ 279,188
Reverse stock split	1:500	1:350
Reverse stock split ratio	0.0020	0.0029	0.0625
Number of fractional shares were issued in connected with the reverse stock split | shares			0
Common stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01				$ 0.01				$ 0.01		$ 0.01	$ 0.01
Number of distribution contracts with Turkish distributor | Contract													1
OTCQB [Member]
Class Of Stock [Line Items]
Reverse stock split	1:500
Reverse stock split ratio	0.0020	0.0029
Number of fractional shares were issued in connected with the reverse stock split | shares	0	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01